Long-Term Debt, Loan Agreement (Details) - USD ($) $ in Thousands	Sep. 19, 2024	Jun. 30, 2026	Sep. 16, 2024
Maui Term Loan Facility [Member]
Long-Term Debt [Abstract]
Maximum borrowing capacity			$ 91,500
Minimum restricted cash deposits per mortgaged vessel			$ 250
Minimum loan to mortgaged vessels value ratio			65.00%
Committed Term Loan Facility [Member]
Long-Term Debt [Abstract]
Maximum borrowing capacity			$ 16,500
Proceeds from borrowing	$ 16,500
Uncommitted Term Loan Facility [Member]
Long-Term Debt [Abstract]
Maximum borrowing capacity			$ 75,000
Additional borrowing capacity		$ 75,000